                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            BOND & MORTGAGE SECURITIES FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks to provide current income.

MAIN STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities may not exceed 33 1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for loan). In connection with such loans the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

 59.35% in securities      14.61% in securities       0.56% in securities rated
 rated Aaa                 rated Baa                  Caa
 5.95% in securities       3.30% in securities        0.06% in securities rated
 rated Aa                  rated Ba                   Ca
 12.55% in securities      3.60% in securities        0.02% in securities rated
 rated A                   rated B                    C



The above percentages for Aaa, Baa, Ba and B rated securities includes 0.02%, 0.01%, 0.01%, and 0.03% respectively of unrated securities which have been determined by the manager to be of comparable quality.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



LENDING OF SECURITIES . If the Fund lends its portfolio securities and the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Sub-Advisor to be of good financial standing.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.
                                                                        -6

COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Hedging through use of futures, options, swaps and other derivative instruments may not always be successful; the value of these derivative instruments can be highly volatile; using them could lower the Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 202.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong is a portfolio manager for Principal. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He jointed the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master's degree from the University of Iowa and a Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a portfolio manager at Principal with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.
                                                                        -6

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"7.24

"2002"8.81


"2003"3.88


"2004"4.4


"2005"2.22



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is
-0.80%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.15%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.37%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                            PAST 1 YEAR         PAST 5 YEARS        LIFE OF FUND*
 PREFERRED CLASS ......        -0.80                4.41                4.84
 Lehman Brothers
 Aggregate Bond Index .        -0.81                4.97                5.19
 Morningstar
 Intermediate-Term Bond
 Category Average......        -0.89                4.47                4.74
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the share class was first sold
  (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees.....................  0.54%
 12b-1 Fees..........................   N/A
 Other Expenses*.....................  0.48
                                       ----
          TOTAL ANNUAL FUND OPERATING
                             EXPENSES  1.02%
 * Other Expenses which include:
  Service Fee .......................  0.15%
  Administrative Service Fee ........  0.11
  Reverse Repurchase Agreement
  Interest Expense...................  0.22


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 PREFERRED CLASS                                                                                   $104  $325  $563  $1,248


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            ULTRA SHORT BOND FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


In addition, though the Fund invests primarily in investment grade securities, Principal may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by Principal to be of comparable quality.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the owner of the loaned scurities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities may not exceed 33 1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for loan). In connection with such loans the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

 21.63% in securities      21.77% in securities       0.00% in securities rated
 rated Aaa                 rated Baa                  Caa
 12.84% in securities      4.64% in securities        0.00% in securities rated
 rated Aa                  rated Ba                   Ca
 38.62% in securities      0.50% in securities
 rated A                   rated B



The above percentages for Aa, A and Baa rated securities include unrated securities in the amount of 0.18%, 0.43%, and 0.58%. respectively, which have been determined by the Manager to be of comparable quality.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


LENDING OF SECURITIES . If the Fund lends its portfolio securities and the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Sub-Advisor to be of good financial standing.
                                                                        -6

DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Hedging through use of futures, options, swaps and other derivative instruments may not always be successful; the value of these derivative instruments can be highly volatile; using them could lower the Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 54.9%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


ZEID AYER, PH.D., CFA . Mr. Ayer is a portfolio manager at Principal. He is a co-manager of the ultra short and short-term bond portfolios. He is also head of the Structured Debt group that covers asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). He joined Principal in 2001 and is the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master's in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



CRAIG DAWSON, CFA . Mr. Dawson is a portfolio manager at Principal. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.
                                                                        -6

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"3.88

"2003"2.85


"2004"2.23


"2005"2.67



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is 2.45%.
On July 29, 2004, the Fund converted to a money
market fund.
On May 27, 2005, the Fund converted to an ultra
short bond fund.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '02                                      0.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                      0.34%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                               PAST 1 YEAR    PAST 5 YEARS      LIFE OF FUND*
 PREFERRED CLASS ...........
                                  4.08            3.26              3.27
 6-Month LIBOR Index .......      4.29            2.49              2.50
 Morningstar Ultra Short
 Category Average...........      3.22            2.47              2.52
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Preferred class began operations (June 15, 2001).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.40%
 12b-1 Fees...........................   N/A
 Other Expenses* .....................  0.26
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.66%
 * Other Expenses:
    Service Fee ......................  0.15%
    Administrative Service Fee .......  0.11



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 PREFERRED CLASS                                                                                   $67   $211  $368  $822


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            GOVERNMENT & HIGH QUALITY BOND FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the owner of the loaned scurities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities may not exceed 33 1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for loan). In connection with such loans the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



LENDING OF SECURITIES . If the Fund lends its portfolio securities and the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Sub-Advisor to be of good financial standing.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.
                                                                        -6

COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Hedging through use of futures, options, swaps and other derivative instruments may not always be successful; the value of these derivative instruments can be highly volatile; using them could lower the Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. Theportfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 542.3%.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


BRAD FREDERICKS. . Mr. Fredericks is a portfolio manager at Principal. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor's degree in Finance from Iowa State University. Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms. Stange earned an MBA and a Bachelor's degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.
                                                                        -6

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"6.84

"2002"8.51


"2003"1.53


"2004"3.29


"2005"1.8



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is
-0.36%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.62%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                             PAST 1 YEAR          PAST 5 YEARS        LIFE OF FUND*
 PREFERRED CLASS ......         -0.59                 3.68                4.02
 Lehman Brothers
 Government/Mortgage
 Index.................         -0.41                 4.67                4.81
 Morningstar
 Intermediate
 Government Category
 Average ..............         -0.98                 3.85                3.98
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Preferred class began operations
  (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.40%
 12b-1 Fees...........................   N/A
 Other Expenses*......................  0.28
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.68%
 * Other Expenses:
    Service Fee ......................  0.15%
    Administrative Service Fee .......  0.11
    Reverse Repurchase Agreement
  Interest Expense....................  0.02


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 PREFERRED CLASS                                                                                   $69   $218  $379  $847


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
                                                                        -6

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Hedging through use of futures, options, swaps and other derivative instruments may not always be successful; the value of these derivative instruments can be highly volatile; using them could lower the Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 177.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong is a portfolio manager for Principal. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He jointed the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master's degree from the University of Iowa and a Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a portfolio manager at Principal with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.
                                                                        -6

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"7.3

"2002"9.58


"2003"3.51


"2004"3.99


"2005"2.37



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is
-0.77%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      4.65%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.30%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                             PAST 1 YEAR          PAST 5 YEARS        LIFE OF FUND*
 PREFERRED CLASS.......         -0.81                 4.49                4.86
 Lehman Brothers
 Aggregate Bond Index .         -0.81                 4.97                5.19
 Morningstar
 Intermediate-Term Bond
 Category Average......         -0.89                 4.47                4.74
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Preferred class began operations
  (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.40%
 12b-1 Fees...........................   N/A
 Other Expenses*......................  0.52
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.92%
 * Other Expenses which include:
  Service Fee ........................  0.15%
  Administrative Service Fee .........  0.11
  Reverse Repurchase Agreement
  Interest Expense....................  0.26

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 PREFERRED CLASS                                                                                   $94   $293  $509  $1,131


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            SHORT TERM BOND FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect the judgment of Principal, the Sub-Advisor, regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the prospectus entitled "Certain Investment Strategies and Related Risks)


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities may not exceed 33 1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for loan). In connection with such loans the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


LENDING OF SECURITIES . If the Fund lends its portfolio securities and the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Sub-Advisor to be of good financial standing.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
                                                                        -6

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Hedging through use of futures, options, swaps and other derivative instruments may not always be successful; the value of these derivative instruments can be highly volatile; using them could lower the Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 110.8%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


ZEID AYER, PH.D., CFA . Mr. Ayer is a portfolio manager at Principal. He is a co-manager of the ultra short and short-term bond portfolios. He is also head of the Structured Debt group that covers asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). He joined Principal in 2001 and is the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master's in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



CRAIG DAWSON, CFA . Mr. Dawson is a portfolio manager at Principal. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal. He specializes in short-term and long duration portfolios, as well as the Inflation Protection Fund and stable value mandates. He also has experience in managing mortgage-backed securities. Mr. Schafer joined the firm in 1977 and in the early 1980s he developed the firm's secondary mortgage marketing operation. In 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985, institutional portfolios in 1992 and stable value portfolios in 2000. He has earned a Bachelor's degree in Accounting and Finance from the University of Iowa.
                                                                        -6

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"7.01

"2002"7.5


"2003"2.51


"2004"0.96


"2005"1.82



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is 1.21%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      3.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.65%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                             PAST 1 YEAR           PAST 5 YEARS         LIFE OF FUND*
 PREFERRED CLASS ......          1.97                  3.34                 3.94
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index................           1.07                  3.96                 4.40
 Morningstar Short-Term
 Bond Category Average           1.38                  3.17                 3.54
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Preferred class were first sold on
  (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.40%
 12b-1 Fees...........................   N/A
 Other Expenses*......................  0.39
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.79%
 * Other Expenses:
    Service Fee ......................  0.15%
    Administrative Service Fee .......  0.11
    Reverse Repurchase Agreement
  Interest Expense....................  0.13


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 PREFERRED CLASS                                                                                   $81   $252  $439  $978


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            DIVERSIFIED INTERNATIONAL FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


Principal believes that superior stock selection is the key to consistent out-performance. Principal seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may actively trade securities in an attempt to achieve its investment objective.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 202.7%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.
                                                                        -6

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College, Cambridge England.



CHRISTOPHER IBACH, CFA . Mr. Ibach is an associate portfolio manager and equity research analyst at Principal. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semi-conductor research. Prior to joining Principal in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.
                                                                        -6

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-24.7

"2002"-16.34


"2003"33.8


"2004"19.93


"2005"23.51



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is
11.64%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.54%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                                                        PAST 1 YEAR                       PAST 5 YEARS               LIFE OF FUND*
 PREFERRED CLASS............................               35.49                              11.29                      6.86
 Citigroup BMI Global ex-US Index/(1)/ .....               29.16                              12.91                      9.07
 MSCI EAFE (Europe, Australia, Far East)
 Index - ND ................................               26.56                              10.02                      5.98
 Morningstar Foreign Large Blend Category
 Average ...................................               26.38                               8.08                      4.42
  Index performance does not reflect deductions for fees, expenses or taxes.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
 * Lifetime results are measured from the date the Preferred class was first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.90%
 12b-1 Fees...........................   N/A
 Other Expenses*......................  0.26
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.16%
 * Other Expenses:
    Service Fee ......................  0.15%
    Administrative Service Fee .......  0.11


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 PREFERRED CLASS                                                                                   $118  $368  $638  $1,409

(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            INTERNATIONAL GROWTH FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


The equity investment philosophy of Principal is based on the belief that superior stock selection is the key to consistent out-performance. Principal believes superior stock selection may be achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 139.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.
                                                                        -6

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


STEVEN LARSON, CFA. . Mr. Larson is an portfolio manager for Principal. He is responsible for co-managing Principal's international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is a portfolio manager at Principal. He joined the firm in 2000 and led the development of Principal Global Investors' Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining Principal, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.


Principal became the Sub-Advisor to the Fund on November 1, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-21.46

"2002"-16.35


"2003"38.8


"2004"22.5


"2005"22.07



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is
10.65%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     18.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.44%

                                                                        -6

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                                                       PAST 1 YEAR                        PAST 5 YEARS               LIFE OF FUND*
 PREFERRED CLASS .........................
                                                          31.44                              12.27                       7.60
 CITI World Ex-US BMI Growth Index/(1)/ ..                27.60                              10.43                       5.32
 MSCI EAFE (Europe, Australia, Far East)
 Index - ND ..............................                26.56                              10.02                       5.98
 Morningstar Foreign Large Growth Category
 Average .................................                26.99                               7.64                       3.68
  Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
 * Lifetime results are measured from the date the Preferred class shares were first sold (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  1.00%
 12b-1 Fees...........................   N/A
 Other Expenses*......................  0.26
                                        ----   -------   -------    -------
  TOTAL ASSETS FUND OPERATING EXPENSES  1.26%
 * Other Expenses:
    Service Fee ......................  0.15%
    Administrative Service Fee .......  0.11


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 PREFERRED CLASS                                                                                  $128  $400  $692  $1,523


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            INTERNATIONAL EMERGING MARKETS FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Principal believes that superior stock selection is the key to consistent out-performance. Principal seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading cost which may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 181.2%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.
                                                                        -6

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


MICHAEL A. MARUSIAK . Mr. Marusiak is a portfolio manager for Principal. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining Principal in 2000, he was an analyst at Trust Company of the West. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MICHAEL L. REYNAL . Mr. Reynal is a portfolio manager at Principal. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining Principal in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ's College at the University of Cambridge and a BA in History from Middlebury College.


The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-3.68

"2002"-7.08


"2003"56.57


"2004"25.54


"2005"35.52



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is
10.82%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.81%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -23.82%

                                                                        -6

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                                                             PAST 1 YEAR                    PAST 5 YEARS             LIFE OF FUND*
 PREFERRED CLASS..................................              42.30                          21.52                    18.82
 MSCI Emerging Markets Free Index - NDTR/(1)/**                 35.47                          21.17                    18.69
 MSCI Emerging Markets Free Index - ID** .........              32.27                          18.35                    16.19
 Morningstar Diversified Emerging Markets Category
 Average** ......................... .............              34.14                          20.17                    17.87
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Preferred class was first sold on (December 6, 2000).
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  1.35%
 12b-1 Fees...........................   N/A
 Other Expenses*......................  0.26
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.61%
 * Other Expenses:
    Service Fee ......................  0.15%
    Administrative Service Fee .......  0.11


 EXAMPLES
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 PREFERRED CLASS                                                                                  $164  $508  $876  $1,911


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PARTNERS LARGECAP BLEND FUND I

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisors for the Fund are Goldman Sachs Asset Management, L.P. ("GSAM") and Wellington Management Company, LLP ("Wellington Management").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of June 30, 2006, the range was between approximately $502 million and $371.2 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM evaluates investments using quantitative models that evaluate companies' fundamental characteristics to identify those stocks expected to outperform and underperform the index. This proprietary multifactor model has been rigorously tested within the large cap universe in which the Fund invests. GSAM seeks to outperform the index by overweighting those stocks that are attractive according to the multifactor model and underweighting stocks that appear unattractive. GSAM seeks a broad representation in the major sectors of the U.S. economy.


GSAM also uses a proprietary risk model that seeks to create a portfolio that maintains risk, style, capitalization and industry characteristics similar to the S&P 500 Index, as well as similar earnings growth and dividend yield characteristics. GSAM seeks to add value from stock selection rather than sector rotation or market timing strategies.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading cost which may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 148.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.
                                                                        -6

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISORS
The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $496.1 billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $520.7 billion of client assets.

DAY-TO-DAY MANAGEMENT


MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.
                                                                        -6

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-16.94

"2002"-25.08


"2003"27.7


"2004"10.64


"2005"5.85



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is 2.19%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.67%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                                    PAST 1 YEAR              PAST 5 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......                 9.75                     1.32           -1.24
 S&P 500 Index ........                 8.63                     2.49            0.98
 Morningstar Large
 Blend Category Average                 8.84                     2.31            1.11
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *
  Lifetime results are measured from the date the Preferred other classes were first sold
  (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.45%
 12b-1 Fees...........................   N/A
 Other Expenses*......................  0.26
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.71%
 * Other Expenses:
    Service Fee ......................  0.15%
    Administrative Service Fee .......  0.11


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 PREFERRED CLASS                                                                                   $73   $227  $395  $883

(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP GROWTH FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Columbus Circle Investors ("CCI").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000/(R)/ Growth Index (as of June 30, 2006 this range was between approximately $1.7 billion and $371.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.


Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI seeks to select companies that meet the criteria of positive momentum and positive surprise in reported results.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading cost which may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 169.0%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $5.9 billion in assets under management.

DAY-TO-DAY MANAGEMENT


ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.
                                                                        -6

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-24.54

"2002"-28.47


"2003"24.24


"2004"9.01


"2005"11.54



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is 1.21%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     13.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -23.45%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                             PAST 1 YEAR          PAST 5 YEARS        LIFE OF FUND*
 PREFERRED CLASS.......         10.74                 0.21               -4.58
 Russell 1000 Growth
 Index ................          6.12                -0.76               -3.43
 Morningstar Large
 Growth Category
 Average ..............          6.83                -0.56               -2.97
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Preferred class was first sold
  (December 6, 2000).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.55%
 12b-1 Fees...........................   N/A
 Other Expenses*......................  0.26
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.81%
 * Other Expenses:
    Service Fee ......................  0.15%
    Administrative Service Fee .......  0.11


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 PREFERRED CLASS                                                                                   $83   $259  $450  $1,002


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP S&P 500 INDEX FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of June 30, 2006, the market capitalization range of the Index was between approximately $502 million and $371.2 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of
1.00 will be achieved.

Principal believes that superior stock selection is the key to consistent out-performance. Principal seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500" and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.
                                                                        -6

DAY-TO-DAY MANAGEMENT


DIRK LASCHANZKY, CFA . Mr. Laschanzky is a portfolio manager for Principal, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MARIATERESA MONACO . Ms. Monaco is a portfolio manager at Principal. She serves as portfolio manager for the firm's small-cap growth and index portfolios and as a member of the firm's asset allocation policy group. Prior to joining Principal in 2005, she was a quantitative equity analyst at Fidelity Management and Research supporting a family of institutional equity funds. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.


The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-12.16

"2002"-22.18


"2003"27.69


"2004"10.28


"2005"4.51



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is 2.47%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.21%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.37%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                             PAST 1 YEAR          PAST 5 YEARS        LIFE OF FUND*
 PREFERRED CLASS......          8.08                  2.03                0.13
 S&P 500 Index ........         8.63                  2.49                0.98
 Morningstar Large
 Blend Category Average         8.84                  2.31                1.11
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Preferred class was first sold
  (December 6, 2000).

                                                                        -6

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.15%
 12b-1 Fees...........................   N/A
 Other Expenses*......................  0.26
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.41%
 * Other Expenses:
    Service Fee ......................  0.15%
    Administrative Service Fee .......  0.11


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 PREFERRED CLASS                                                                                   $42   $132  $230  $518


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            LARGECAP VALUE FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION (INCLUDING SUB-ADVISOR COMPOSITE PERFORMANCE INFORMATION) ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Sub-Advisor for the Fund is Principal Global Investors LLC ("Principal").


FUND OBJECTIVE
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000/(R)// /Value Index (as of June 30, 2006 this range was between approximately $1.7 billion and $371.2 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal believes that superior stock selection is the key to consistent out-performance. Principal seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective.A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. Theportfolio turnover rate for the Fund for the twelve month period ended October 31, 2005 was 181.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.
                                                                        -6

DAY-TO-DAY MANAGEMENT


JOHN PIHLBLAD, CFA . Mr. Pihlblad is a portfolio manager at Principal. He joined the firm in 2000 and led the development of Principal Global Investors' Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining Principal, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.


The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2001"-7.44

"2002"-13.14


"2003"25.63


"2004"12.14


"2005"6.54



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is 6.06%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.18%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.11%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                             PAST 1 YEAR          PAST 5 YEARS        LIFE OF FUND*
 PREFERRED CLASS.......         11.29                 5.48                5.14
 Russell 1000 Value
 Index ................         12.10                 6.90                6.01
 Morningstar Large
 Value Category Average         10.28                 4.94                4.60
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Preferred class was first sold
  (December 6, 2000).

                                                                        -6

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.45%
 12b-1 Fees...........................   N/A
 Other Expenses*......................  0.26
                                        ----   -------   -------    -------
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.71%
 * Other Expenses:
    Service Fee ......................  0.15%
    Administrative Service Fee .......  0.11


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 PREFERRED CLASS                                                                                   $73   $227  $395  $883


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2010 FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Manager, Principal Management Corporation, is responsible for choosing the funds in which the Fund invests. The Sub-Advisor, Principal Global Investors, LLC ("Principal"), is responsible for the asset allocation function with regard to the Fund.


FUND OBJECTIVE
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

The Manager and the Sub-Advisor, Principal, both provide investment advisory services to the Fund. The Manager has hired Principal to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for the Fund. In deciding how to allocate the Fund's assets among several asset classes, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. Principal is also responsible for employing an active rebalancing strategy that, within the target ranges, directs cash flows or Fund assets towards or away from asset classes that Principal determines to be attractive or unattractive over shorter time periods, so long as the target asset class ranges are not violated.


The Manager is responsible for implementing the strategic asset allocation set by Principal. In this role, the Manager selects the underlying funds and their respective weights. The Manager is also responsible for monitoring the Sub-Advisor of each underlying fund and may, at any time, add or substitute underlying funds in which the Fund invests.


Over time, shifts in the asset class targets and underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the asset class targets or underlying funds may also occur when market forces or Fund circumstances change allocations.


In allocating Fund assets among the underlying funds, the Manager relies on a combination of quantitative measures, such as past performance and style consistency, and qualitative factors. Qualitative factors that the Manager considers include the fund advisor's organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading and compliance systems.


There are no minimum or maximum percentages in which the Fund must invest in a specific asset class or underlying fund. Principal intends to gradually shift the Fund's asset allocation so that within five to ten years after the year 2010, the Fund's asset allocation matches that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Hedging through use of futures, options, swaps and other derivative instruments may not always be successful; the value of these derivative instruments can be highly volatile; using them could lower the Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.
                                                                        -6

INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2010.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


DIRK LASCHANZKY, CFA . Mr. Laschanzky is a portfolio manager for Principal, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



DOUG LOEFFLER, CFA . - Mr. Loeffler is a Vice President with Principal Management Corporation. He is the senior member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program. He is responsible for preparing periodic evaluation reports including both qualitative and quantitative analysis. Mr. Loeffler participates in the manager selection process and portfolio reviews. Joining Principal Management Corporation in 2004, he has 16 years of investment experience including 14 years in the mutual fund industry (Scudder and Founders Asset Management). His background includes quantitative analysis, fundamental analysis and portfolio management focusing on non-U.S. stocks. Mr. Loeffler earned an MBA in Finance at the University of Chicago and a degree in Economics from Washington State University. He has earned the right to use the Chartered Financial Analyst designation.


FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of October 31, 2005, the weighted average of the total account operating expenses of the underlying funds is 0.70%.
                                                                        -6

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-4.7

"2003"18.38


"2004"11.56


"2005"5.3



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is 2.64%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.44%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                                                                     PAST 1 YEAR                     PAST 5 YEARS    LIFE OF FUND*
 PREFERRED CLASS.................................                        6.65                            6.40            6.09
 S&P 500 Index ..................................                        8.63                            2.49            2.17
 Lehman Brothers Aggregate Bond Index ...........                       -0.81                            4.97            4.86
 Morningstar Conservative Allocation Category
 Average ........................................                        3.81                            4.08            3.30
 Morningstar Target-Date 2000-2014 Category
 Average/(1)/ ...................................                        4.02                            4.18            4.01
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Preferred class was first sold (March 1, 2001).
 ///(1)/Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees*......                 0.1225%
 12b-1 Fees............                    N/A
 Other Expenses**......                 0.2600
                                        ------                  --------- ---------  ---------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.3825%
 *The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ........                   0.15%
   Administrative
   Service Fee.........                   0.11


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 PREFERRED CLASS                                                                                   $39   $123  $215  $484

(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2020 FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Manager, Principal Management Corporation, is responsible for choosing the funds in which the Fund invests. The Sub-Advisor, Principal Global Investors, LLC ("Principal"), is responsible for the asset allocation function with regard to the Fund.


FUND OBJECTIVE
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

The Manager and the Sub-Advisor, Principal, both provide investment advisory services to the Fund. The Manager has hired Principal to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for the Fund. In deciding how to allocate the Fund's assets among several asset classes, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. Principal is also responsible for employing an active rebalancing strategy that, within the target ranges, directs cash flows or Fund assets towards or away from asset classes that Principal determines to be attractive or unattractive over shorter time periods, so long as the target asset class ranges are not violated.


The Manager is responsible for implementing the strategic asset allocation set by Principal. In this role, the Manager selects the underlying funds and their respective weights. The Manager is also responsible for monitoring the Sub-Advisor of each underlying fund and may, at any time, add or substitute underlying funds in which the Fund invests.


Over time, shifts in the asset class targets and underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the asset class targets or underlying funds may also occur when market forces or Fund circumstances change allocations.


In allocating Fund assets among the underlying funds, the Manager relies on a combination of quantitative measures, such as past performance and style consistency, and qualitative factors. Qualitative factors that the Manager considers include the fund advisor's organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading and compliance systems.


There are no minimum or maximum percentages in which the Fund must invest in a specific asset class or underlying fund. Principal intends to gradually shift the Fund's asset allocation so that within five to ten years after the year 2020, the Fund's asset allocation matches that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Hedging through use of futures, options, swaps and other derivative instruments may not always be successful; the value of these derivative instruments can be highly volatile; using them could lower the Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
                                                                        -6

CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


DIRK LASCHANZKY, CFA . Mr. Laschanzky is a portfolio manager for Principal, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



DOUG LOEFFLER, CFA . - Mr. Loeffler is a Vice President with Principal Management Corporation. He is the senior member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program. He is responsible for preparing periodic evaluation reports including both qualitative and quantitative analysis. Mr. Loeffler participates in the manager selection process and portfolio reviews. Joining Principal Management Corporation in 2004, he has 16 years of investment experience including 14 years in the mutual fund industry (Scudder and Founders Asset Management). His background includes quantitative analysis, fundamental analysis and portfolio management focusing on non-U.S. stocks. Mr. Loeffler earned an MBA in Finance at the University of Chicago and a degree in Economics from Washington State University. He has earned the right to use the Chartered Financial Analyst designation.


FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of October 31, 2005, the weighted average of the total account operating expenses of the underlying funds is 0.75%.
                                                                        -6

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-7.24

"2003"21.25


"2004"12.01


"2005"7.31



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is 3.32%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.67%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                                                                     PAST 1 YEAR                     PAST 5 YEARS    LIFE OF FUND*
 PREFERRED CLASS.................................                        9.04                            6.96            6.57
 S&P 500 Index ..................................                        8.63                            2.49            2.17
 Lehman Brothers Aggregate Bond Index ...........                       -0.81                            4.97            4.86
 Morningstar Moderate Allocation Category Average                        7.01                            3.88            3.71
 Morningstar Target-Date 2015-2029 Category
 Average/(1)/ ...................................                        7.33                            4.72            4.28
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Preferred class was first sold (March 1, 2001).
 ///(1)/Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees*......                 0.1225%
 12b-1 Fees............                    N/A
 Other Expenses**......                 0.2600
                                        ------                  -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.3825%
 *The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.10%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ........                   0.15%
   Administrative
   Service Fee.........                   0.11

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 PREFERRED CLASS                                                                                   $39   $123  $215  $484

(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2030 FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Manager, Principal Management Corporation, is responsible for choosing the funds in which the Fund invests. The Sub-Advisor, Principal Global Investors, LLC ("Principal"), is responsible for the asset allocation function with regard to the Fund.


FUND OBJECTIVE
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

The Manager and the Sub-Advisor, Principal, both provide investment advisory services to the Fund. The Manager has hired Principal to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for the Fund. In deciding how to allocate the Fund's assets among several asset classes, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. Principal is also responsible for employing an active rebalancing strategy that, within the target ranges, directs cash flows or Fund assets towards or away from asset classes that Principal determines to be attractive or unattractive over shorter time periods, so long as the target asset class ranges are not violated.


The Manager is responsible for implementing the strategic asset allocation set by Principal. In this role, the Manager selects the underlying funds and their respective weights. The Manager is also responsible for monitoring the Sub-Advisor of each underlying fund and may, at any time, add or substitute underlying funds in which the Fund invests.


Over time, shifts in the asset class targets and underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the asset class targets or underlying funds may also occur when market forces or Fund circumstances change allocations.


In allocating Fund assets among the underlying funds, the Manager relies on a combination of quantitative measures, such as past performance and style consistency, and qualitative factors. Qualitative factors that the Manager considers include the fund advisor's organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading and compliance systems.


There are no minimum or maximum percentages in which the Fund must invest in a specific asset class or underlying fund. Principal intends to gradually shift the Fund's asset allocation so that within five to ten years after the year 2030, the Fund's asset allocation matches that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Hedging through use of futures, options, swaps and other derivative instruments may not always be successful; the value of these derivative instruments can be highly volatile; using them could lower the Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
                                                                        -6

CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


DIRK LASCHANZKY, CFA . Mr. Laschanzky is a portfolio manager for Principal, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



DOUG LOEFFLER, CFA . - Mr. Loeffler is a Vice President with Principal Management Corporation. He is the senior member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program. He is responsible for preparing periodic evaluation reports including both qualitative and quantitative analysis. Mr. Loeffler participates in the manager selection process and portfolio reviews. Joining Principal Management Corporation in 2004, he has 16 years of investment experience including 14 years in the mutual fund industry (Scudder and Founders Asset Management). His background includes quantitative analysis, fundamental analysis and portfolio management focusing on non-U.S. stocks. Mr. Loeffler earned an MBA in Finance at the University of Chicago and a degree in Economics from Washington State University. He has earned the right to use the Chartered Financial Analyst designation.


FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of October 31, 2005, the weighted average of the total account operating expenses of the underlying funds is 0.74%.
                                                                        -6

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows the Fund's performance over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Preferred Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2002"-10.28

"2003"22.88


"2004"12.49


"2005"8.18



LOGO

The year-to-date return as of June 30, 2006 for the Preferred Class is 3.69%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     11.45%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -9.98%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED JUNE 30, 2006

                                                                    PAST 1 YEAR                      PAST 5 YEARS    LIFE OF FUND*
 PREFERRED CLASS...............................                        10.46                             6.65            6.30
 S&P 500 Index ................................                         8.63                             2.49            2.17
 Lehman Brothers Aggregate Bond Index .........                        -0.81                             4.97            4.86
 Morningstar Moderate Allocation Category
 Average ......................................                         7.01                             3.88            3.71
 Morningstar Target-Date 2030+ Category
 Average/(1)/ .................................                        10.75                             4.81            4.28
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Preferred class was first sold (March 1, 2001).
 ///(1)/Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees*......                 0.1225%
 12b-1 Fees............                    N/A
 Other Expenses**......                 0.2600
                                        ------                  -------   -------    -------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                 0.3825%
 *The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.10%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee ........                   0.15%
   Administrative
   Service Fee.........                   0.11


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5    10
 PREFERRED CLASS                                                                                   $39   $123  $215  $484

(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
                                                                        -6

                            PRINCIPAL INVESTORS FUND, INC. PROFILE

                            PRINCIPAL LIFETIME 2040 FUND

                            PREFERRED



                                       THE DATE OF THIS PROFILE IS JUNE 30, 2006


T
HIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-547-7754. THE PROSPECTUS IS ALSO AVAILABLE AT WWW.PRINCIPAL.COM.


The Manager, Principal Management Corporation, is responsible for choosing the funds in which the Fund invests. The Sub-Advisor, Principal Global Investors, LLC ("Principal"), is responsible for the asset allocation function with regard to the Fund.


FUND OBJECTIVE
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

The Manager and the Sub-Advisor, Principal, both provide investment advisory services to the Fund. The Manager has hired Principal to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for the Fund. In deciding how to allocate the Fund's assets among several asset classes, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. Principal is also responsible for employing an active rebalancing strategy that, within the target ranges, directs cash flows or Fund assets towards or away from asset classes that Principal determines to be attractive or unattractive over shorter time periods, so long as the target asset class ranges are not violated.


The Manager is responsible for implementing the strategic asset allocation set by Principal. In this role, the Manager selects the underlying funds and their respective weights. The Manager is also responsible for monitoring the Sub-Advisor of each underlying fund and may, at any time, add or substitute underlying funds in which the Fund invests.


Over time, shifts in the asset class targets and underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the asset class targets or underlying funds may also occur when market forces or Fund circumstances change allocations.


In allocating Fund assets among the underlying funds, the Manager relies on a combination of quantitative measures, such as past performance and style consistency, and qualitative factors. Qualitative factors that the Manager considers include the fund advisor's organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading and compliance systems.


There are no minimum or maximum percentages in which the Fund must invest in a specific asset class or underlying fund. Principal intends to gradually shift the Fund's asset allocation so that within five to ten years after the year 2040, the Fund's asset allocation matches that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.
WE UNDERSTAND WHAT YOU'RE WORKING FOR/SM/

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Hedging through use of futures, options, swaps and other derivative instruments may not always be successful; the value of these derivative instruments can be highly volatile; using them could lower the Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable
                                                                        -6
  political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

MANAGER
The Manager, Principal Management Corporation, provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2005, the mutual funds it manages had assets of approximately $28.6 million.

SUB-ADVISOR
The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $159 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

DAY-TO-DAY MANAGEMENT


DIRK LASCHANZKY, CFA . Mr. Laschanzky is a portfolio manager for Principal, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



DOUG LOEFFLER, CFA . - Mr. Loeffler is a Vice President with Principal Management Corporation. He is the senior member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program. He is responsible for preparing periodic evaluation reports including both qualitative and quantitative analysis. Mr. Loeffler participates in the manager selection process and portfolio reviews. Joining Principal Management Corporation in 2004, he has 16 years of investment experience including 14 years in the mutual fund industry (Scudder and Founders Asset Management). His background includes quantitative analysis, fundamental analysis and portfolio management focusing on non-U.S. stocks. Mr. Loeffler earned an MBA in Finance at the University of Chicago and a degree in Economics from Washington State University. He has earned the right to use the Chartered Financial Analyst designation.


FEES AND EXPENSES
In addition to the total operating expenses shown below, the Fund, as shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. Based on the allocation of Fund assets among the underlying funds as of October 31, 2005, the weighted average of the total account operating expen